UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [x]; Amendment Number:1
This Amendment: [x] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 10/31/2011
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               38
Form 13F Information Table Value Total:         $402,943
List of Other Included Managers:
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  SANDISK CORP. CONVERTIBLE      CONV BONDS       80004CAC5      484   500000 PRN      SOLE                 500000        0        0
  APPLE COMPUTER                 COM              037833100      322      845 SH       SOLE                    845        0        0
  BARRICK GOLD CORP.             COM              067901108    28476   610421 SH       SOLE                 610421        0        0
  AECOM TECHNOLOGY CORP          COM              00766T100    10815   612065 SH       SOLE                 612065        0        0
  ACCENTURE PLC                  COM              G1151C101    15160   287783 SH       SOLE                 287783        0        0
  APACHE CORP                    COM              037411105    16175   201582 SH       SOLE                 201582        0        0
  ACTIVISION BLIZZARD, INC.      COM              00507V109    10549   886430 SH       SOLE                 886430        0        0
  CHINACAST EDUCATION CORP.      COM              16946T109     3831  1038235 SH       SOLE                1038235        0        0
  CHINAEDU CORP ADR              COM              16945L107     2011   341369 SH       SOLE                 341369        0        0
  CHECK POINT SOFTWARE TECH      COM              M22465104    13377   253540 SH       SOLE                 253540        0        0
  CISCO SYSTEMS, INC.            COM              17275R102    15304   987331 SH       SOLE                 987331        0        0
  CONVERSION SOL HLDGS.          COM              21254V100        0    12000 SH       SOLE                  12000        0        0
  CHEVRON CORP.                  COM              166764100      996    10760 SH       SOLE                  10760        0        0
  DISH NETWORK CORP              COM              25470M109     1269    50650 SH       SOLE                  50650        0        0
  ENTERPRISE PRODUCTS PRTNS      COM              293792107    30175   751549 SH       SOLE                 751549        0        0
  WISDOMTREE INDIA EARNINGS FUND COM              97717W422     2417   133190 SH       SOLE                 133190        0        0
  ENERGYSOLUTIONS INC            COM              292756202     4091  1158905 SH       SOLE                1158905        0        0
  ENERGY TRANSFER EQUITY L P     COM              29273V100    17909   514909 SH       SOLE                 514909        0        0
  GOLDCORP INC                   COM              380956409    11913   261029 SH       SOLE                 261029        0        0
  GOOGLE INC                     COM              38259P508    18053    35052 SH       SOLE                  35052        0        0
  HONEYWELL INTL INC             COM              438516106      788    17949 SH       SOLE                  17949        0        0
  THE MOSAIC COMPANY             COM              61945C103     6624   135275 SH       SOLE                 135275        0        0
  MICROSOFT CORPORATION          COM              594918104    15973   641730 SH       SOLE                 641730        0        0
  NOBLE ENERGY INC               COM              655044105    15793   223065 SH       SOLE                 223065        0        0
  NALCO HOLDING COMPANY          COM              62985Q101    13071   373662 SH       SOLE                 373662        0        0
  NVIDIA CORP                    COM              67066G104    11231   897725 SH       SOLE                 897725        0        0
  ORACLE CORP                    COM              68389X105    14767   513811 SH       SOLE                 513811        0        0
  PROCTER & GAMBLE               COM              742718109      201     3185 SH       SOLE                   3185        0        0
  PENTAIR, INC                   COM              709631105     9071   283395 SH       SOLE                 283395        0        0
  QUALCOMM INC                   COM              747525103    44450   914051 SH       SOLE                 914051        0        0
  ECHOSTAR HOLDING CORP          COM              278768106      257    11360 SH       SOLE                  11360        0        0
  SABINE ROYALTY TRUST           COM              785688102      284     4500 SH       SOLE                   4500        0        0
  SOUTHWESTERN ENERGY            COM              845467109    11432   343002 SH       SOLE                 343002        0        0
  SYNGENTA AG ADR                COM              87160A100    15916   306841 SH       SOLE                 306841        0        0
  TEVA PHARMACEUTICAL ADR        COM              881624209    13157   353485 SH       SOLE                 353485        0        0
  UNILEVER PLC ADR               COM              904767704     9446   302867 SH       SOLE                 302867        0        0
  WINNER MEDICAL GROUP INC.      COM              97476P204     1628   513587 SH       SOLE                 513587        0        0
  EXXON MOBIL CORP               COM              30231G102    15527   213777 SH       SOLE                 213777        0        0
